Income Tax	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Income Tax

NOTE 8: Income Tax

No income taxes were payable in view of the losses incurred by the Company. On December 31, 2021 the Company had a consolidated net tax loss carried forward amounting to $305,022,000 (2020: $276,166,000; 2019 : $279,752,000), implying a potential deferred tax asset at the then enacted tax rates of $76,256,000 (respectively $69,041,000 in 2020 and $82,751,000 in 2019).

The tax losses related to MDxHealth SA in Belgium are available for carry forward indefinitely and amount $84,932,000. Tax losses related to MDxHealth BV in the Netherlands are available for carry forward to a period of 7 years.

The Company has no notional interest deduction to offset future taxable profits in 2021, 2020 and 2019.

Tax credits (investment deductions) amounted to $372,000 in 2021, $462,000 in 2020 and $422,000 in 2019.

It is uncertain if the Company will have taxable profits in the near future to allow all or part of the deferred tax asset to be utilized and as a result, no deferred tax asset was recognized in 2021, 2020 and 2019. The tax reconciliation and the impact of the unrecognized deferred tax assets is as follows:

Thousands of $	Income Statement
For the years ended December 31	2021	2020	2019
Loss for the year	(29,002)	(28,662)	(43,100)
Income tax expense	0	0	575
Loss before income tax	(29,002)	(28,662)	(43,675)

Tax using the MDxHealth’s domestic tax rate (25.00 % in 2021, 2020 and 29.58% in 2019)	(7,251)	(7,166)	(12,919)
Effect of unused tax losses not recognized as deferred tax assets	(7,251)	(7,166)	(12,919)

The Dutch entity also has tax losses carried forward for a total amount of $13.4 million for which no deferred tax asset has been recognized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. If the Company would recognize a deferred tax asset for the tax loss carryforward at December 31, 2021, the deferred tax assets would amount to $3 million.